Financial Instruments and risks (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of fair value measurement of financial assets and liabilities [Table Text Block]
	Financial Instrument Category (1)	Fair Value Hierarchy	April 30, 2026	April 30, 2025
			$	$
Financial assets
Cash and cash equivalents	B		427,310	96,016
Other receivables	B		1,514	634
Investments
Short-term investments	A	Level 1	-	8,620
Investments in equity instruments	A	Level 1	3,668	240
Warrants investments	A	Level 2	1,138	-

Capped call derivative options	A	Level 3	27,016	-
			460,646	105,510

Financial liabilities
Accounts payable and accrued liabilities	C		6,154	3,179
Due to related parties	C		482	285
Derivative liabilities	A	Level 3	49,482	-
Convertible notes	C		237,355	-
			293,473	3,464

Disclosure of significant unobservable inputs used in fair value measurement [Table Text Block]
Instrument Level 3	Valuation Technique	Main unobservable inputs	Impacts Sens, -5% Unfavorable scenario	Impacts Sens, +5% Favourable scenario
Capped Call Derivative Options	Binomial Option-Pricing Model	Volatility	(6,777)	6,635

			Impacts Sens, -2.5% Unfavorable scenario	Impacts Sens, +2.5% Favourable scenario
Derivative Liabilities	Market calibration Model	Credit Spread	(10,137)	8,914